Share capital and share-based compensation - Summary of RSU Activities (Details) - Restricted share units - shares		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2021	Oct. 31, 2021	Aug. 10, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	0	716,763	0	716,763
Beginning balance (in shares)		0
Granted (in shares)		716,763
Ending balance (in shares)	0	716,763	0	716,763
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement	0		0		2,182	0
Beginning balance (in shares)		0	2,182	2,182	0
Granted (in shares)			7,647		2,182
Settled (in shares)	(9,829)
Ending balance (in shares)	0		0		2,182